JPMORGAN INCOME FUNDS

JPMorgan Strategic Income Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated December 5, 2008
to the Statement of Additional Information dated July 1, 2008 as supplemented
November 3, 2008, as further supplemented

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Strategic Income Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2008.

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Strategic Income Fund
William Eigen	2	$1,720.60	2	$887.05	0	$0
Timothy N. Neumann	9	4,987.58	4	1,155.04	63	6,951.86
Robert L. Cook	6	1,074.21	12	1,628.41	2	387.17
Thomas G. Hauser	6	1,074.21	11	1,547.54	2	387.17
Jeffery J. Grills	3	336.20	15	8.34	18	4,330.35
Gunter J. Heiland	3	336.20	15	6,450.60	18	4,330.35
John T. Donohue	2	3,025.36	48	38,034.27	41	14,420.70

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2008.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Strategic Income Fund
William Eigen	0	$0	2	$887.05	0	$0
Timothy N. Neumann	0	0	0	0	0	0
Robert L. Cook	0	0	0	0	0	0
Thomas G. Hauser	0	0	0	0	0	0
Jeffery J. Grills	0	0	1	8.34	0	0
Gunter J. Heiland	0	0	0	0	0	0
John T. Donohue	0	0	0	0	0	0

SUP-SAI-SIF-1208

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2008.

Aggregate Dollar Range of Securities in the Fund

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Strategic Income Fund
William Eigen	X
Timothy N. Neumann	X
Robert L. Cook	X
Thomas G. Hauser	X
Jeffery J. Grills	X
Gunter J. Heiland	X
John T. Donohue	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

JPMORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated December 5, 2008
to the Statement of Additional Information dated August 11, 2008

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Strategic Income Opportunities Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2008.

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Strategic Income Opportunities Fund
William Eigen	2	$1,720.60	2	$887.05	0	$0
Robert L. Cook	6	1,074.21	12	1,628.41	2	387.17
Thomas G. Hauser	6	1,074.21	11	1,547.54	2	387.17
James P. Shanahan	3	2,685.81	6	1,026.45	5	336.48
Jeffery J. Grills	3	336.20	15	8.34	18	4,330.35
Gunter J. Heiland	3	336.20	15	6,450.60	18	4,330.35
John T. Donohue	2	3,025.36	48	38,034.27	41	14,420.70

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2008.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Strategic Income Opportunities Fund
William Eigen	0	$0	2	$887.05	0	$0
Robert L. Cook	0	0	0	0	0	0
Thomas G. Hauser	0	0	0	0	0	0
James P. Shanahan	1	169.36	0	0	0	0
Jeffery J. Grills	0	0	1	8.34	0	0
Gunter J. Heiland	0	0	0	0	0	0
John T. Donohue	0	0	0	0	0	0

SUP-SAI-SIOF-1208

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2008 (the Fund commenced operation on October 10, 2008).

Aggregate Dollar Range of Securities in the Fund

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Strategic Income Opportunities Fund
William Eigen	X
Robert L. Cook	X
Thomas G. Hauser	X
James P. Shanahan	X
Jeffery J. Grills	X
Gunter J. Heiland	X
John T. Donohue	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE